Fair Value Measurement - Schedule of Warrant Liability at Fair Value (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Warrant liability:
Balance at fair value	¥ 26,351	$ 3,678	¥ 68,556
Level 1 Inputs [Member]
Warrant liability:
Balance at fair value
Level 2 Inputs [Member]
Warrant liability:
Balance at fair value
Level 3 Inputs [Member]
Warrant liability:
Balance at fair value	¥ 26,351	$ 3,678	¥ 68,556	¥ 3,952